                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7676

                    Van Kampen Municipal Opportunity Trust II
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Opportunity Trust II performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

MUNICIPAL OPPORTUNITY TRUST II
SYMBOL: VOT
------------------------------------------------------------
AVERAGE ANNUAL                        BASED ON      BASED ON
TOTAL RETURNS                           NAV          MARKET

Since Inception (06/25/93)              6.87%         5.54%

10-year                                 8.16          7.93

5-year                                  9.97         10.28

1-year                                 10.87          9.89

6-month                                 3.71         -2.01
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Municipal Opportunity Trust II is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Timothy D. Haney and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       3.71%        -2.01%             1.93%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

As part of an ongoing strategy to position the trust for continued increases in short-term interest rates, we trimmed exposure to bonds with maturities in the five- to 15-year range. Our strategy also included adding selectively to the trust's holdings of bonds with longer maturities but moderate interest rate characteristics. Finally, we kept the trust's duration (a measure of overall interest-rate sensitivity) below that of its benchmark.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The trust's overall credit exposure remained tilted toward higher-quality securities, with 84 percent of its exposure at the end of the period in bonds rated AA or better. We took advantage of what we believed were some compelling opportunities to add BBB rated securities to the portfolio when our analysts identified securities with attractive structures and yield characteristics. By the end of the period, bonds rated BBB represented 5 percent of the portfolio, an allocation which proved beneficial as the market favored higher-coupon securities.

The trust's portfolio remained well diversified across the major sectors of the municipal bond market. At the end of the period, the top three sectors in the portfolio were public education, health care and general purpose.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05
AAA/Aaa                                                          71.7%
AA/Aa                                                            11.9
A/A                                                               8.9
BBB/Baa                                                           5.4
BB/Ba                                                             0.4
B/B                                                               0.5
NR                                                                1.2

TOP 5 SECTORS AS OF 4/30/05
Public Education                                                 17.7%
Health Care                                                      14.4
General Purpose                                                  14.0
Higher Education                                                 11.3
Transportation                                                    9.2

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
California                                                       16.4%
Illinois                                                         10.7
Colorado                                                          6.2
Indiana                                                           5.7
Texas                                                             5.6
Louisiana                                                         5.0
Missouri                                                          4.8
New York                                                          4.7
New Jersey                                                        3.9
Arizona                                                           3.8
Puerto Rico                                                       3.5
Mississippi                                                       3.0
South Carolina                                                    2.6
Virginia                                                          2.4
Georgia                                                           2.2
Massachusetts                                                     2.2
Michigan                                                          2.0
Nebraska                                                          1.6
Oregon                                                            1.6
Oklahoma                                                          1.5
West Virginia                                                     1.5
Washington                                                        1.4
Pennsylvania                                                      1.3
Rhode Island                                                      1.3
Alabama                                                           1.1

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
                                       (continued from previous page)
Ohio                                                              1.1
Wisconsin                                                         0.9
Tennessee                                                         0.6
Maryland                                                          0.5
South Dakota                                                      0.5
Minnesota                                                         0.4
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  162.5%
          ALABAMA  1.8%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A.................................... 5.875%    11/15/24     $   1,061,820
 1,090    Lee Cnty, AL Sch Wts Ltd Oblig (MBIA Insd)
          (a).......................................... 5.000     02/01/17         1,175,870
 1,000    Valley, AL Spl Care Fac Fin Auth Rev Lanier
          Mem Hosp Ser A............................... 5.600     11/01/16         1,007,340
                                                                               -------------
                                                                                   3,245,030
                                                                               -------------
          ARIZONA  6.2%
 5,000    Arizona Sch Fac Brd Ctf Ser B (Prerefunded @
          09/01/13) (FGIC Insd)........................ 5.250     09/01/18         5,628,600
 2,235    Arizona Tourism & Sports Auth Tax Rev
          Multipurpose Stad Fac Ser A (MBIA Insd)...... 5.375     07/01/21         2,476,872
 2,685    South Campus Group LLC AZ Std Hsg Rev AZ St
          Univ South Campus Proj (MBIA Insd)........... 5.625     09/01/35         2,975,168
                                                                               -------------
                                                                                  11,080,640
                                                                               -------------
          CALIFORNIA  26.7%
 7,195    Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec
          Sub Pub Impt Proj Ser C (FSA Insd)...........   *       09/01/21         3,360,569
 1,300    Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
          Proj Ser C (FSA Insd)........................ 6.000     09/01/16         1,545,674
 6,750    California Ed Fac Auth Rev Pepperdine Univ
          Ser A Rfdg (FGIC Insd)....................... 5.000     09/01/33         7,055,100
 2,000    California St Dept Wtr Res Pwr Ser A......... 6.000     05/01/15         2,304,420
 2,345    California St Dept Wtr Res Pwr Supply Rev Ser
          A (XLCA Insd)................................ 5.375     05/01/17         2,602,833
 2,500    California St Pub Wks Brd Lease Rev Dept of
          Mental Hlth Coalinga Ser A................... 5.000     06/01/24         2,616,050
 4,600    California St Pub Wks Brd Lease Rev Var Univ
          CA Proj Ser A Rfdg (b)....................... 5.500     06/01/10         5,042,152
 5,905    California St Pub Wks Brd Lease Rev Var Univ
          CA Proj Ser A Rfdg........................... 5.500     06/01/14         6,641,235
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Cap Apprec Rfdg (MBIA Insd)..................   *       01/15/18         2,629,050
 2,000    Foothill/Eastern Corridor Agy CA Toll Rd Rev
          Sr Lien Ser A (Prerefunded @ 01/01/07)....... 6.500     01/01/32         2,122,500
 5,000    Los Angeles, CA Uni Sch Dist Ser A (FSA
          Insd)........................................ 5.250     07/01/20         5,534,550
 2,465    Los Angeles, CA Uni Sch Dist Ser B (FGIC
          Insd)........................................ 5.000     07/01/23         2,607,748
 3,070    Washington, CA Uni Sch Dist Yolo Cnty Ser A
          (FGIC Insd) (a).............................. 5.250     08/01/20         3,401,069
                                                                               -------------
                                                                                  47,462,950
                                                                               -------------

 8                                             See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          COLORADO  10.1%
$1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj (Prerefunded @ 08/31/05).......... 7.000%    08/31/26     $   1,044,660
 7,500    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser C (Prerefunded @ 08/31/05)....   *       08/31/26         1,551,450
 1,945    Colorado Ed & Cultural Impt Charter Sch
          Pinnacle Rfdg (XLCA Insd).................... 5.250     06/01/23         2,081,286
 1,000    Colorado Hlth Fac Auth Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)..... 5.500     03/01/32         1,116,660
 1,250    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth............................... 6.500     11/15/31         1,379,937
 1,500    Denver, CO City & Cnty Arpt Rev Ser D
          (AMT)........................................ 7.750     11/15/13         1,770,555
 3,515    E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B
          (MBIA Insd)..................................   *       09/01/13         2,511,327
 6,160    E-470 Pub Hwy Auth CO Rev Sr Ser A (MBIA
          Insd)........................................ 5.000     09/01/21         6,439,294
                                                                               -------------
                                                                                  17,895,169
                                                                               -------------
          GEORGIA  3.6%
 5,000    Clayton Cnty & Clayton Cnty GA Wtr Auth Wtr &
          Swr Rev...................................... 5.000     05/01/20         5,415,400
 1,000    Richmond Cnty, GA Dev Auth ASU Jaguar Student
          Hsg LLC Ser A................................ 5.250     02/01/35         1,033,010
                                                                               -------------
                                                                                   6,448,410
                                                                               -------------
          ILLINOIS  17.4%
 3,750    Bolingbrook, IL Cap Apprec Ser B (MBIA
          Insd)........................................   *       01/01/32           887,512
 3,365    Chicago, IL Cap Apprec (Prerefunded @
          07/01/05) (AMBAC Insd).......................   *       01/01/17         1,612,441
   290    Chicago, IL Single Family Mtg Rev Ser A (AMT)
          (GNMA Collateralized)........................ 7.000     09/01/27           291,177
    40    Chicago, IL Single Family Mtg Rev Ser B (AMT)
          (GNMA Collateralized)........................ 7.625     09/01/27            40,551
 3,345    Cook Cnty, IL Sch Dist No 100 Berwyn South
          Ser D (FSA Insd)............................. 5.500     12/01/23         3,733,321
 2,540    Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap
          Apprec (FGIC Insd) (a).......................   *       12/01/15         1,608,734
 4,500    Cook Cnty, IL Ser A (FGIC Insd).............. 5.500     11/15/31         4,891,860
 1,000    Illinois Dev Fin Auth Rev Cmnty Rehab
          Providers Fac Ser A.......................... 7.375     07/01/25         1,085,650
 2,500    Illinois Fin Auth Rev Northwestern Mem Hosp
          Ser A........................................ 5.500     08/15/43         2,680,750
 1,325    Illinois Fin Auth Student Hsg Rev MJH Ed
          Assistance IV Sr Ser A....................... 5.125     06/01/35         1,329,425
 8,000    Illinois St First Ser (FSA Insd)............. 5.250     12/01/19         8,766,560

See Notes to Financial Statements                                              9

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$3,400    Illinois St First Ser (FSA Insd)............. 5.250%    04/01/27     $   3,648,710
   275    Peoria, Moline & Freeport, IL Coll Mtg Ser A
          (AMT) (GNMA Collateralized).................. 7.600     04/01/27           279,584
                                                                               -------------
                                                                                  30,856,275
                                                                               -------------
          INDIANA  9.2%
 2,805    Dekalb Eastn High Sch Bldg Corp Ind First Mtg
          (FSA Insd)................................... 6.000     01/15/18         3,198,541
 4,000    East Chicago, IN Elementary Sch Bldg Corp
          First Mtg Ser A.............................. 6.250     07/05/08         4,301,920
 3,000    Indiana Hlth Fac Fin Auth Hosp Rev Columbus
          Regl Hosp Rfdg (FSA Insd).................... 7.000     08/15/15         3,661,920
 2,000    Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
          (AMT)........................................ 5.950     12/01/29         2,079,180
 2,850    Southwest Parke Cmnty Sch Bldg First Mtg
          (FGIC Insd) (a).............................. 5.250     07/15/21         3,101,883
                                                                               -------------
                                                                                  16,343,444
                                                                               -------------
          LOUISIANA  8.1%
 2,500    Louisiana Loc Govt Environmental Fac Pkg Fac
          Corp Garage Proj Ser A (AMBAC Insd).......... 5.375     10/01/31         2,700,250
 6,000    New Orleans, LA Rfdg (MBIA Insd)............. 5.125     09/01/21         6,456,900
 2,000    New Orleans, LA Rfdg (FGIC Insd)............. 5.500     12/01/21         2,341,140
 2,800    Saint Charles Parish, LA Solid Waste Disp Rev
          LA Pwr & Lt Co Proj (AMT) (FSA Insd) (b)..... 7.050     04/01/22         2,809,464
                                                                               -------------
                                                                                  14,307,754
                                                                               -------------
          MARYLAND  0.8%
 1,325    Maryland St Hlth & Higher Ed Fac Auth Rev
          Civista Med Ctr (Radian Insd)................ 5.000     07/01/37         1,367,214
                                                                               -------------

          MASSACHUSETTS  3.6%
 2,000    Massachusetts Muni Whsl Elec Co Proj No 6-A
          (MBIA Insd).................................. 5.250     07/01/16         2,184,940
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev Saint
          Mem Med Ctr Ser A............................ 6.000     10/01/23         1,004,060
 2,995    Massachusetts St Wtr Pollutn Abatement Tr
          Pool Pgm Bds Ser 10.......................... 5.000     08/01/21         3,223,399
                                                                               -------------
                                                                                   6,412,399
                                                                               -------------
          MICHIGAN  3.3%
 3,000    Detroit, MI City Sch Dist Sch Bldg & Site
          Impt Ser A (FGIC Insd)....................... 5.375     05/01/24         3,319,140
 1,000    Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser
          A............................................ 6.000     07/01/35         1,070,740
 1,495    Michigan St Hsg Dev Auth Multi-Family Rev Ltd
          Oblig Ser A Rfdg (GNMA Collateralized)....... 6.600     04/01/30         1,526,694
                                                                               -------------
                                                                                   5,916,574
                                                                               -------------

 10                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          MINNESOTA  0.6%
$1,065    Duluth, MN Econ Dev Auth Hlthcare Fac Rev
          Benedictine Hlth Sys Saint Marys............. 5.250%    02/15/33     $   1,093,212
                                                                               -------------

          MISSISSIPPI  4.9%
 2,000    Mississippi Business Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj Rfdg............. 5.900     05/01/22         2,027,680
 1,900    Mississippi Dev Bk Spl Oblig Cap Proj & Equip
          Acquisition Ser A2 (AMBAC Insd).............. 5.000     07/01/24         2,076,282
 1,550    Mississippi Dev Bk Spl Oblig Madison Cnty
          Hosp Proj (Prerefunded @ 07/01/09)........... 6.400     07/01/29         1,772,968
 2,595    Mississippi Dev Bk Spl Oblig MS Ltd Oblig
          Hosp Impts (MBIA Insd) (a)................... 5.250     07/01/32         2,755,864
                                                                               -------------
                                                                                   8,632,794
                                                                               -------------
          MISSOURI  7.8%
 2,000    Cape Girardeau Cnty, MO Indl Dev Auth
          Hlthcare Fac Rev Southeast MO Hosp Assoc..... 5.625     06/01/27         2,060,620
 1,250    Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev
          Lutheran Sr Svcs Heisinger Proj.............. 5.500     02/01/35         1,298,450
 1,500    Saint Louis Cnty, MO Mtg Rev Ctf Rcpt Ser H
          (AMT) (Escrowed to Maturity)................. 5.400     07/01/18         1,686,270
 5,855    Saint Louis, MO Arpt Rev Arpt Dev Pgm Ser A
          (MBIA Insd).................................. 5.250     07/01/31         6,180,948
 2,380    Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
          (MBIA Insd) (a).............................. 5.375     07/01/19         2,609,361
                                                                               -------------
                                                                                  13,835,649
                                                                               -------------
          NEBRASKA  2.5%
 4,260    University NE Univ Rev Lincoln Student Fees &
          Fac Ser B.................................... 5.000     07/01/23         4,504,652
                                                                               -------------

          NEW JERSEY  6.4%
 1,000    New Jersey Econ Dev Auth Rev Cigarette Tax... 5.500     06/15/31         1,045,540
 5,000    New Jersey Econ Dev Auth Rev Sch Fac Constr
          Ser I........................................ 5.000     09/01/23         5,266,600
 1,000    New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp
          Ctr at Passaic (Escrowed to Maturity) (FSA
          Insd)........................................ 6.000     07/01/06         1,020,850
 4,000    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev
          Pollutn Ctl Pub Svc Elec & Gas Ser A (AMT)
          (MBIA Insd).................................. 5.450     02/01/32         4,033,320
                                                                               -------------
                                                                                  11,366,310
                                                                               -------------
          NEW YORK  7.6%
 3,250    New York City Hlth & Hosp Corp Rev Hlth Sys
          Ser A (AMBAC Insd)........................... 5.000     02/15/11         3,539,088
 5,000    New York City Ser A1 (Prerefunded @
          08/01/05).................................... 6.375     08/01/10         5,098,700

See Notes to Financial Statements                                             11

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$1,520    New York St Dorm Auth Rev Insd John T Mather
          Mem Hosp (Connie Lee Insd) (a)............... 6.500%    07/01/09     $   1,714,682
 3,000    New York City Muni Wtr Fin Auth Wtr & Sew Sys
          Rev Ser A (AMBAC Insd)....................... 5.000     06/15/35         3,133,200
                                                                               -------------
                                                                                  13,485,670
                                                                               -------------
          OHIO  1.8%
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................... 7.500     01/01/30         1,124,720
 1,040    Lorain Cnty, OH Hosp Rev EMH Regl Med Ctr
          Rfdg (AMBAC Insd)............................ 7.750     11/01/13         1,085,687
   950    Strongsville, OH (Prerefunded @ 12/01/06).... 6.700     12/01/11         1,025,611
                                                                               -------------
                                                                                   3,236,018
                                                                               -------------
          OKLAHOMA  2.4%
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)................................. 6.250     11/01/22         1,140,730
 2,960    Tulsa, OK Indl Auth Hosp Rev Hillcrest Med
          Ctr Proj Rfdg (Escrowed to Maturity) (Connie
          Lee Insd) (a)................................ 6.250     06/01/07         3,156,070
                                                                               -------------
                                                                                   4,296,800
                                                                               -------------
          OREGON  2.7%
   700    Oregon St Vets Welfare Ser 76A............... 6.050     10/01/28           707,973
 3,580    Yamhill Cnty, OR Sch Dist No 029J Newburg
          (Prerefunded @ 06/15/12) (MBIA Insd)......... 5.250     06/15/21         4,015,221
                                                                               -------------
                                                                                   4,723,194
                                                                               -------------
          PENNSYLVANIA  2.1%
 4,500    Erie, PA Sch Dist Cap Apprec Rfdg (FSA
          Insd)........................................   *       09/01/20         2,213,325
 1,500    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D (AMT).................. 7.050     12/01/10         1,535,205
                                                                               -------------
                                                                                   3,748,530
                                                                               -------------
          RHODE ISLAND  2.1%
 3,475    Rhode Island St Econ Dev Corp Arpt Rev Ser A
          Rfdg (AMT) (FSA Insd)........................ 5.000     07/01/17         3,666,994
                                                                               -------------

          SOUTH CAROLINA  4.2%
 3,115    Greenville, SC Impt & Rfdg (MBIA Insd) (a)... 5.250     04/01/21         3,398,652
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev
          Elec & Gas Co Proj Ser B (AMT) (AMBAC Insd).. 5.450     11/01/32         3,989,025
                                                                               -------------
                                                                                   7,387,677
                                                                               -------------
          SOUTH DAKOTA  0.8%
 1,375    Deadwood, SD Ctf Partn (ACA Insd)............ 6.375     11/01/20         1,477,919
                                                                               -------------

          TENNESSEE  0.9%
 1,300    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Ser A Rfdg (MBIA Insd)............. 7.500     07/01/25         1,635,751
                                                                               -------------

 12                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          TEXAS  9.1%
$2,335    Beaumont, TX Wtrwks & Swr Sys (Prerefunded @
          09/01/10) (FGIC Insd)........................ 6.250%    09/01/14     $   2,655,082
 2,000    Brazos Cnty, TX Hlth Fac Dev Oblig Grp....... 5.375     01/01/32         2,049,280
 1,190    Brazos River Auth TX Pollutn Ctl Rev TXU Elec
          Co Proj Ser C Rfdg (AMT)..................... 5.750     05/01/36         1,292,352
 5,000    Houston, TX Util Sys Rev Comb First Lien Ser
          A (FSA Insd)................................. 5.250     05/15/20         5,443,800
 1,000    Mesquite, TX Hlth Fac Dev Corp Retirement Fac
          Christian Care Ctr Ser A..................... 7.625     02/15/28         1,048,840
 1,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj.......................... 7.250     01/01/31         1,529,580
 2,000    Texas St Wtr Fin Assistance.................. 5.500     08/01/35         2,139,620
                                                                               -------------
                                                                                  16,158,554
                                                                               -------------
          UTAH  0.0%
    50    Utah St Hsg Fin Agy Single Family Mtg Sr
          Issue Ser B-2 (AMT) (FHA/VA Gtd)............. 6.500     07/01/15            50,220
                                                                               -------------

          VIRGINIA  3.9%
 2,000    Fairfax Cnty, VA Ctf Partn................... 5.300     04/15/23         2,163,540
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac Lease
          Rev Henrico Cnty Regl Jail Proj (Prerefunded
          @ 08/01/05).................................. 6.500     08/01/10         1,544,970
 1,380    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
          (AMBAC Insd) (a)............................. 5.000     07/15/14         1,521,491
 1,465    Richmond, VA Indl Dev Auth Govt Fac Rev Bonds
          (AMBAC Insd)................................. 5.000     07/15/17         1,615,045
                                                                               -------------
                                                                                   6,845,046
                                                                               -------------
          WASHINGTON  2.2%
   700    Quinault Indian Nation, WA Quinault Beach Ser
          A Rfdg & Impt (ACA Insd)..................... 5.800     12/01/15           743,638
 3,000    Spokane, WA Pub Fac Dist Hotel Motel & Sales
          Use Tax (MBIA Insd).......................... 5.250     09/01/33         3,196,530
                                                                               -------------
                                                                                   3,940,168
                                                                               -------------
          WEST VIRGINIA  2.5%
   500    Harrison Cnty, WV Cnty Cmnty Solid Waste Disp
          Rev West PA Pwr Co Ser C (AMT) (AMBAC Insd).. 6.750     08/01/24           511,565
 3,750    West Virginia Univ Rev Impt Univ Proj Ser C
          (FGIC Insd).................................. 5.000     10/01/34         3,938,138
                                                                               -------------
                                                                                   4,449,703
                                                                               -------------
          WISCONSIN  1.5%
 2,490    Wisconsin St Hlth & Ed Fac Auth Rev Bellin
          Mem Hosp (AMBAC Insd)........................ 6.625     02/15/08         2,643,658
                                                                               -------------

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                   COUPON    MATURITY         VALUE
--------------------------------------------------------------------------------------------
          PUERTO RICO  5.7%
$8,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Ser Y Rfdg (FSA Insd)........................ 6.250%    07/01/21     $  10,155,440
                                                                               -------------

TOTAL INVESTMENTS  162.5%
  (Cost $269,792,710).......................................................     288,669,818
OTHER ASSETS IN EXCESS OF LIABILITIES  2.3%.................................       4,014,070

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (64.8%).................    (115,038,326)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 177,645,562
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $269,792,710).......................  $288,669,818
Receivables:
  Interest..................................................     4,331,297
  Investments Sold..........................................     1,702,440
  Variation Margin on Futures...............................       133,000
Other.......................................................         1,773
                                                              ------------
    Total Assets............................................   294,838,328
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,525,965
  Custodian Bank............................................       132,150
  Investment Advisory Fee...................................       131,365
  Income Distributions--Common Shares.......................        24,486
  Other Affiliates..........................................        11,870
Trustees' Deferred Compensation and Retirement Plans........       259,673
Accrued Expenses............................................        68,931
                                                              ------------
    Total Liabilities.......................................     2,154,440
Preferred Shares (including accrued distributions)..........   115,038,326
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $177,645,562
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($177,645,562 divided by
  11,681,272 shares outstanding)............................  $      15.21
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 11,681,272 shares issued and
  outstanding)..............................................  $    116,813
Paid in Surplus.............................................   158,834,539
Net Unrealized Appreciation.................................    18,567,417
Accumulated Undistributed Net Investment Income.............       700,288
Accumulated Net Realized Loss...............................      (573,495)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $177,645,562
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 4,600 issued with liquidation preference of
  $25,000 per share)........................................  $115,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $292,645,562
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 7,123,503
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      795,775
Preferred Share Maintenance.................................      167,491
Trustees' Fees and Related Expenses.........................       25,201
Legal.......................................................       18,616
Custody.....................................................       10,563
Other.......................................................       92,018
                                                              -----------
    Total Expenses..........................................    1,109,664
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 6,013,839
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   284,720
  Futures...................................................      639,790
                                                              -----------
Net Realized Gain...........................................      924,510
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   18,646,927
                                                              -----------
  End of the Period:
    Investments.............................................   18,877,108
    Futures.................................................     (309,691)
                                                              -----------
                                                               18,567,417
                                                              -----------
Net Unrealized Depreciation During the Period...............      (79,510)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $   845,000
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,000,772)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,858,067
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 31, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  6,013,839        $ 12,061,565
Net Realized Gain/Loss..................................         924,510          (1,448,280)
Net Unrealized Appreciation/Depreciation During the
  Period................................................         (79,510)          3,754,771
Distributions to Preferred Shareholders:
  Net Investment Income.................................      (1,000,772)         (1,202,014)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       5,858,067          13,166,042

Distributions to Common Shareholders:
  Net Investment Income.................................      (5,414,015)        (11,359,554)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................         444,052           1,806,488
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     177,201,510         175,395,022
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $700,288 and $1,101,236,
  respectively).........................................    $177,645,562        $177,201,510
                                                            ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     ------------------
                                                               2005        2004       2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 15.17      $ 15.02    $ 15.01
                                                             -------      -------    -------
  Net Investment Income....................................      .52         1.03       1.08
  Net Realized and Unrealized Gain/Loss....................      .07          .19        .02
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
      Net Investment Income................................     (.09)        (.10)      (.10)
                                                             -------      -------    -------
Total from Investment Operations...........................      .50         1.12       1.00
Distributions Paid to Common Shareholders:
      Net Investment Income................................     (.46)        (.97)      (.99)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 15.21      $ 15.17    $ 15.02
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 13.33      $ 14.07    $ 14.20
Total Return (b)...........................................   -2.01%*       6.12%     10.27%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 177.6      $ 177.2    $ 175.4
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.27%        1.42%      1.44%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.86%        6.87%      7.11%
Portfolio Turnover.........................................       7%*         21%        35%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c).....................................     .77%         .86%       .87%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    5.72%        6.19%      6.46%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    4,600        4,600      4,600
Asset Coverage Per Preferred Share (e).....................  $63,627      $63,528    $63,132
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $.01, decrease net realized and unrealized gains and losses per share by $.01 and increase the ratio of net investment income to average net asset applicable to common shares by .03% Per share, ratios and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.


Year Ended October 31,
-----------------------------------------------------------------------------------------
     2002 (a)    2001       2000       1999       1998       1997       1996       1995
-----------------------------------------------------------------------------------------
     $ 14.91    $ 13.77   $  13.28   $  15.08   $  14.51   $  13.88   $  13.72   $  12.20
     -------    -------   --------   --------   --------   --------   --------   --------
        1.09       1.10       1.13       1.12       1.12       1.13       1.14       1.15
         .06       1.11        .54      (1.82)       .57        .60        .12       1.55
        (.13)      (.31)      (.40)      (.32)      (.34)      (.35)      (.35)      (.38)
     -------    -------   --------   --------   --------   --------   --------   --------
        1.02       1.90       1.27      (1.02)      1.35       1.38        .91       2.32
        (.92)      (.76)      (.78)      (.78)      (.78)      (.75)      (.75)      (.80)
     -------    -------   --------   --------   --------   --------   --------   --------
     $ 15.01    $ 14.91   $  13.77   $  13.28   $  15.08   $  14.51   $  13.88   $  13.72
     =======    =======   ========   ========   ========   ========   ========   ========

     $ 13.80    $ 13.36   $11.8125   $11.5625   $14.0625   $12.6875   $ 11.625   $ 11.375
      10.36%     20.07%      9.19%    -12.84%     17.23%     16.02%      8.98%     16.07%
     $ 175.3    $ 174.2   $  160.8   $  155.1   $  176.1   $  169.5   $  162.1   $  160.2
       1.55%      1.76%      1.85%      1.79%      1.79%      1.83%      1.90%      1.94%
       7.44%      7.66%      8.44%      7.68%      7.54%      8.04%      8.31%      8.85%
         44%        45%        22%        25%        13%        23%        37%        58%

        .93%      1.04%      1.06%      1.06%      1.08%      1.08%      1.10%      1.10%
       6.54%      5.48%      5.48%      5.50%      5.20%      5.56%      5.77%      5.88%

       4,600      4,600      4,600      4,600      2,300      2,300      2,300      2,300
     $63,114    $62,863   $ 59,963   $ 58,717   $126,569   $123,694   $120,481   $119,666
     $25,000    $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $ 25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Opportunity Trust II (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust intends to invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on June 25, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $1,963,921, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$197,774....................................................  October 31, 2005
$500,047....................................................  October 31, 2007
$374,118....................................................  October 31, 2008
$891,982....................................................  October 31, 2012

    At April 30, 2005 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $269,653,266
                                                              ============
Gross tax unrealized appreciation...........................  $ 19,184,429
Gross tax unrealized depreciation...........................      (167,877)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 19,016,552
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $132,494
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $132,494
                                                              ========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $101,509

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $8,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $19,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $22,569,042 and $21,497,734, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising a call option contract or taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................      647
Futures Opened..............................................    1,184
Futures Closed..............................................   (1,299)
                                                               ------
Outstanding at April 30, 2005...............................      532
                                                               ======

    The futures contracts outstanding as of April 30, 2005 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 2005 (Current
  Notional Value of $108,453 per contract)..................     532         $(309,691)
                                                                 ===         =========

5. PREFERRED SHARES

As of April 30, 2005, the Trust has outstanding 4,600 Auction Preferred Shares ("APS") in three series. Series A and B each contain 1,600 shares while Series C contains 1,400 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days through an auction process. The average rate in effect on April 30, 2005 was 2.493%. During the six months ended April 30, 2005, the rates ranged from 1.000% to 2.650%.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

6. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST II

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEPHANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRET
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N.A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VOT SAR 6/05 RN05-01324P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust II

By:   /s/ Ronald E. Robison
      ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005